UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Partners LP
Address: c/o East Side Capital Corp
         888 Seventh Avenue, 30th Floor
         New York, NY  10106

13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Rasiel
Title:     Principal
Phone:     212-320-5716

Signature, Place, and Date of Signing:

  /s/ David Rasiel     New York, NY     October 26, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $1,189,636 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105    39442   492164 SH       SOLE                   492164        0        0
CHEESECAKE FACTORY INC         COM              163072101    36159  1466900 SH       SOLE                  1466900        0        0
CIGNA CORP                     COM              125509109    71755  1710900 SH       SOLE                  1710900        0        0
DRESSER-RAND GROUP INC         COM              261608103    35897   885700 SH       SOLE                   885700        0        0
FIRST CASH FINL SVCS INC       COM              31942D107    16168   385400 SH       SOLE                   385400        0        0
FISERV INC                     COM              337738108    63285  1246500 SH       SOLE                  1246500        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101   175005  3263200 SH       SOLE                  3263200        0        0
HESS CORP                      COM              42809H107    70559  1345000 SH       SOLE                  1345000        0        0
HUNTINGTON INGALLS INDS INC    COM              446413106    26639  1094900 SH       SOLE                  1094900        0        0
KBR INC                        COM              48242W106    95830  4055419 SH       SOLE                  4055419        0        0
KROGER CO                      COM              501044101   124215  5656400 SH       SOLE                  5656400        0        0
MADISON SQUARE GARDEN CO       CL A             55826P100    43398  1903400 SH       SOLE                  1903400        0        0
NALCO HOLDING COMPANY          COM              62985Q101    66462  1901100 SH       SOLE                  1901100        0        0
OCEANEERING INTL INC           COM              675232102    78497  2221200 SH       SOLE                  2221200        0        0
PALL CORP                      COM              696429307    57651  1359700 SH       SOLE                  1359700        0        0
SCHLUMBERGER LTD               COM              806857108    16614   278154 SH       SOLE                   278154        0        0
SEACOR HOLDINGS INC            COM              811904101     4787    59700 SH       SOLE                    59700        0        0
STRYKER CORP                   COM              863667101    29197   619500 SH       SOLE                   619500        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108    19059   726600 SH       SOLE                   726600        0        0
TELEDYNE TECHNOLOGIES INC      COM              879360105    51380  1052000 SH       SOLE                  1052000        0        0
TUPPERWARE BRANDS CORP         COM              899896104    67637  1258600 SH       SOLE                  1258600        0        0